UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-10360
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Ford
        ---------------------------------------------
Title:  Vice President
        ---------------------------------------------
Phone:  212-415-5092
        ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew Ford                      New York, NY                  May 18, 2004
---------------------              ----------------               --------------
     [Signature]                    [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
---------------  -----------------------------------------

xxxxxxxxxxxxxxx  xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xxxxxxxxxxxxxxx  xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xxxxxxxxxxxxxxx  xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xxxxxxxxxxxxxxx  xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         -----------
Form 13F Information Table Entry Total:  112
                                         -----------
Form 13F Information Table Value Total:  $ 101,527
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

xx    28-xxx                 xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xx    28-xxx                 xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xx    28-xxx                 xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xx    28-xxx                 xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

xx    28-xxx                 xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AFLAC INC                      COM              001055102     1223   30490 SH       SOLE              30490      0    0
AETNA INC NEW                  COM              00817Y108      233    2600 SH       SOLE               2600      0    0
AMBAC FINL GROUP INC           COM              023139108     1312   17795 SH       SOLE              17795      0    0
AMERICAN EXPRESS CO            COM              025816109      516    9965 SH       SOLE               9965      0    0
AMERICAN INTL GROUP INC        COM              026874107     2012   28205 SH       SOLE              28205      0    0
AMERICAN STD COS INC DEL       COM              029712106      881    7750 SH       SOLE               7750      0    0
AMGEN INC                      COM              031162100     1984   34134 SH       SOLE              34134      0    0
ANHEUSER BUSCH COS INC         COM              035229103      740   14525 SH       SOLE              14525      0    0
APACHE CORP                    COM              037411105     1562   36195 SH       SOLE              36195      0    0
APOLLO GROUP INC               CL A             037604105     1327   15405 SH       SOLE              15405      0    0
APPLERA CORP                   COM AP BIO GRP   038020103      443   22410 SH       SOLE              22410      0    0
APPLIED MATLS INC              COM              038222105      370   17390 SH       SOLE              17390      0    0
BANK OF AMERICA CORPORATION    COM              060505104     1436   17745 SH       SOLE              17745      0    0
BANK ONE CORP                  COM              06423A103      514    9445 SH       SOLE               9445      0    0
BECTON DICKINSON & CO          COM              075887109      517   10665 SH       SOLE              10665      0    0
BED BATH & BEYOND INC          COM              075896100      439   10500 SH       SOLE              10500      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      559     180 SH       SOLE                180      0    0
CANON INC                      ADR              138006309      700   13525 SH       SOLE              13525      0    0
CARDINAL HEALTH INC            COM              14149Y108     1200   17420 SH       SOLE              17420      0    0
CARNIVAL CORP                  PAIRED CTF       143658300      813   18125 SH       SOLE              18125      0    0
CHUBB CORP                     COM              171232101      577    8305 SH       SOLE               8305      0    0
CINCINNATI FINL CORP           COM              172062101      416    9595 SH       SOLE               9595      0    0
CISCO SYS INC                  COM              17275R102     2274   96497 SH       SOLE              96497      0    0
CITIGROUP INC                  COM              172967101     2352   45500 SH       SOLE              45500      0    0
COSTCO WHSL CORP NEW           COM              22160K105      627   16680 SH       SOLE              16680      0    0
COX COMMUNICATIONS INC NEW     CL A             224044107      391   12400 SH       SOLE              12400      0    0
DANAHER CORP DEL               COM              235851102     1084   11610 SH       SOLE              11610      0    0
DELL INC                       COM              24702R101     1661   49426 SH       SOLE              49426      0    0
DENTSPLY INTL INC NEW          COM              249030107      230    5195 SH       SOLE               5195      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109      225    5350 SH       SOLE               5350      0    0
DUKE ENERGY CORP               COM              264399106      541   23980 SH       SOLE              23980      0    0
EBAY INC                       COM              278642103      785   11340 SH       SOLE              11340      0    0
ECOLAB INC                     COM              278865100      823   28850 SH       SOLE              28850      0    0
EMERSON ELEC CO                COM              291011104      383    6395 SH       SOLE               6395      0    0
ENTERGY CORP NEW               COM              29364G103     1225   20590 SH       SOLE              20590      0    0
EXPRESS SCRIPTS INC            COM              302182100      743    9975 SH       SOLE               9975      0    0
EXXON MOBIL CORP               COM              30231G102     1941   46678 SH       SOLE              46678      0    0
FIFTH THIRD BANCORP            COM              316773100      772   13950 SH       SOLE              13950      0    0
FIRST DATA CORP                COM              319963104      703   16690 SH       SOLE              16690      0    0
FISERV INC                     COM              337738108      716   20020 SH       SOLE              20020      0    0
FOREST LABS INC                COM              345838106      384    5375 SH       SOLE               5375      0    0
GANNETT INC                    COM              364730101      206    2345 SH       SOLE               2345      0    0
GENERAL ELEC CO                COM              369604103     2839   93035 SH       SOLE              93035      0    0
GENERAL GROWTH PPTYS INC       COM              370021107      329    9360 SH       SOLE               9360      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104      219    2100 SH       SOLE               2100      0    0
HOME DEPOT INC                 COM              437076102      778   20845 SH       SOLE              20845      0    0
INTEL CORP                     COM              458140100     1065   39160 SH       SOLE              39160      0    0
INTERACTIVECORP                COM              45840Q101      739   23380 SH       SOLE              23380      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1529   16650 SH       SOLE              16650      0    0
INTERNATIONAL GAME TECHNOLOG   COM              459902102      761   16930 SH       SOLE              16930      0    0
INTERPUBLIC GROUP COS INC      COM              460690100      414   26970 SH       SOLE              26970      0    0
INTUIT                         COM              461202103      950   21300 SH       SOLE              21300      0    0
ISHARES INC                    MSCI JAPAN       464286848      481   44325 SH       SOLE              44325      0    0
ISHARES TR                     MSCI EAFE IDX    464287465      651    4600 SH       SOLE               4600      0    0
ISHARES TR                     RUSSELL 2000     464287655     1985   16885 SH       SOLE              16885      0    0
JABIL CIRCUIT INC              COM              466313103      802   27265 SH       SOLE              27265      0    0
JOHNSON & JOHNSON              COM              478160104     1717   33860 SH       SOLE              33860      0    0
JOHNSON CTLS INC               COM              478366107      770   13030 SH       SOLE              13030      0    0
KIMBERLY CLARK CORP            COM              494368103      269    4275 SH       SOLE               4275      0    0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100      321    7593 SH       SOLE               7593      0    0
KOHLS CORP                     COM              500255104      735   15215 SH       SOLE              15215      0    0
LILLY ELI & CO                 COM              532457108      514    7695 SH       SOLE               7695      0    0
LIZ CLAIBORNE INC              COM              539320101      762   20790 SH       SOLE              20790      0    0
LOWES COS INC                  COM              548661107      802   14290 SH       SOLE              14290      0    0
MBNA CORP                      COM              55262L100     1004   36345 SH       SOLE              36345      0    0
MARSH & MCLENNAN COS INC       COM              571748102      310    6710 SH       SOLE               6710      0    0
MATTEL INC                     COM              577081102      309   16800 SH       SOLE              16800      0    0
MEDTRONIC INC                  COM              585055106     2325   48695 SH       SOLE              48695      0    0
METLIFE INC                    COM              59156R108     1056   29620 SH       SOLE              29620      0    0
MICROSOFT CORP                 COM              594918104     1997   80132 SH       SOLE              80132      0    0
MONSANTO CO NEW                COM              61166W101      274    7480 SH       SOLE               7480      0    0
NATIONAL INSTRS CORP           COM              636518102      663   21078 SH       SOLE              21078      0    0
NORTHERN TR CORP               COM              665859104      571   12275 SH       SOLE              12275      0    0
OMNICOM GROUP INC              COM              681919106      557    6945 SH       SOLE               6945      0    0
ORACLE CORP                    COM              68389X105      178   14860 SH       SOLE              14860      0    0
PARKER HANNIFIN CORP           COM              701094104      209    3700 SH       SOLE               3700      0    0
PAYCHEX INC                    COM              704326107     1092   30680 SH       SOLE              30680      0    0
PEPSICO INC                    COM              713448108     2990   55530 SH       SOLE              55530      0    0
PFIZER INC                     COM              717081103     4060  115858 SH       SOLE             115858      0    0
PINNACLE WEST CAP CORP         COM              723484101      490   12470 SH       SOLE              12470      0    0
PROCTER & GAMBLE CO            COM              742718109     1926   18370 SH       SOLE              18370      0    0
RADIOSHACK CORP                COM              750438103      507   15295 SH       SOLE              15295      0    0
RAYTHEON CO                    COM NEW          755111507      438   13995 SH       SOLE              13995      0    0
ROBERT HALF INTL INC           COM              770323103      760   32190 SH       SOLE              32190      0    0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804     1006   21150 SH       SOLE              21150      0    0
SBC COMMUNICATIONS INC         COM              78387G103      440   17970 SH       SOLE              17970      0    0
SLM CORP                       COM              78442P106     1537   36745 SH       SOLE              36745      0    0
SPDR TR                        UNIT SER 1       78462F103     3805   33645 SH       SOLE              33645      0    0
SCHLUMBERGER LTD               COM              806857108      820   12845 SH       SOLE              12845      0    0
SEALED AIR CORP NEW            COM              81211K100      228    4600 SH       SOLE               4600      0    0
SOUTHWEST AIRLS CO             COM              844741108      326   22985 SH       SOLE              22985      0    0
STAPLES INC                    COM              855030102      491   19400 SH       SOLE              19400      0    0
STARBUCKS CORP                 COM              855244109      913   24120 SH       SOLE              24120      0    0
STRYKER CORP                   COM              863667101     1339   15125 SH       SOLE              15125      0    0
SYMANTEC CORP                  COM              871503108     1081   23350 SH       SOLE              23350      0    0
SYSCO CORP                     COM              871829107     1315   33700 SH       SOLE              33700      0    0
TENET HEALTHCARE CORP          COM              88033G100      172   15420 SH       SOLE              15420      0    0
UNION PAC CORP                 COM              907818108      315    5270 SH       SOLE               5270      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     3395   39350 SH       SOLE              39350      0    0
UNOCAL CORP                    COM              915289102      750   20140 SH       SOLE              20140      0    0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      886   37112 SH       SOLE              37112      0    0
WALGREEN CO                    COM              931422109      679   20620 SH       SOLE              20620      0    0
WELLS FARGO & CO NEW           COM              949746101     1817   32065 SH       SOLE              32065      0    0
WHOLE FOODS MKT INC            COM              966837106      566    7555 SH       SOLE               7555      0    0
WYETH                          COM              983024100      605   16120 SH       SOLE              16120      0    0


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